Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 13: EARNINGS PER SHARE
Basic earnings per share (“EPS”) is computed by dividing the net income for the period by the weighted average number of common shares outstanding during the period. Diluted EPS is computed by dividing the net income for the period by the weighted average number of common and dilutive potential common shares outstanding during the period.
Net income used for calculating basic and diluted EPS is the same for all periods presented. The following table sets forth the computation of shares used for the basic and diluted EPS calculations:

In thousands	Year Ended December 31,
	2012	2011	2010
Weighted average shares used for basic EPS	30,305	30,520	31,268
Dilutive effect of stock options and other share-based awards	598	609	489
Dilutive effect of convertible debt	1,271	740	640
Weighted average shares used for diluted EPS	32,174	31,869	32,397
Stock options and share-based awards not included in diluted EPS calculation because their effect would be antidilutive	139	108	349